CONCENTRATIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Risks and Uncertainties [Abstract]
CONCENTRATIONS

6. CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash and cash equivalents at a financial institution which may, at times, exceed federally insured limits. Historically, the Company has not experienced any losses in such accounts.

Major Customers

For the three months ended November 30, 2014 and 2013 1 and 3 customers represented 57% and 48% of net revenues, respectively. For the three months ended November 30, 2014 and 2013 3 and2 customers represented 67% and 52% of accounts receivable, respectively.

6.	Concentrations

Concentration of Credit Risk

The Company maintains its cash and cash equivalents at a financial institution which may, at times, exceed federally insured limits. Historically, the Company has not experienced any losses in such accounts.

Major Customers

For the eight months ended August 31, 2014 and years ended December 31, 2013 and 2012, 2, 1 and 3 customers represented 34%, 30% and 48% of net revenues, respectively. For the eight months ended August 31, 2014 and December 31, 2013 and 2012, 2, 1 and 3 customers represented 29%, 71% and 43% of accounts receivable, respectively.